21. Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Provisions Tables
Schedule of provisions
	Insurance provision	Provision for aircraft and engine return (a)	Provision for legal proceedings (b)	Total
Balances as of December 31, 2015	742	725,176	144,355	870,273
Additional provisions recognized	4,237	97,423	189,244	290,904
Utilized provisions	(4,237)	(121,855)	(127,551)	(253,643)
Foreign exchange rate variation, net	-	(116,803)	(516)	(117,319)
Balances as of December 31, 2016	742	583,941	205,532	790,215
Additional provisions recognized (a)	(1)	38,819	158,263	197,081
Utilized provisions (b)	-	(220,082)	(155,999)	(376,081)
Foreign exchange rate variation, net	-	(1,827)	(199)	(2,026)
Balances as of December 31, 2017	741	400,851	207,597	609,189

As of December 31, 2016
Current	742	65,760	-	66,502
Noncurrent	-	518,181	205,532	723,713
Total	742	583,941	205,532	790,215

As of December 31, 2017
Current	741	45,820	-	46,561
Noncurrent	-	355,031	207,597	562,628
Total	741	400,851	207,597	609,189

Schedule of provisions related to civil and labor suits
	12/31/2017	12/31/2016
Civil	67,528	73,356
Labor	137,071	132,163
Taxes	2,998	13
Total	207,597	205,532